Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of finite-lived intangible assets
The estimated useful lives of the Company’s intangible assets are as follows:

Customer relationships	3.75-4 years
Brand name	2 years
Database	2.75 years
User panel	3 years
Developed technology	2-4 years

Intangible assets, net consisted of the following:

	December 31,
	2022	2023

Developed technology	$2,832	$2,832
Customer relationships	440	440
Database	208	208
User panel	11,202	11,202
Brand name	59	59
Total intangible assets	14,741	14,741
Less: accumulated amortization	(5,180)	(9,956)
Total intangible assets, net	$9,561	$4,785

Schedule of property, plant and equipment	Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Computers, software, peripheral and electronic equipment	3 years
Office furniture and equipment	7-15 years
Leasehold improvements	(*)

(*)   Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including any extension option held by the Company and intended to be exercised) and their respective expected lives.
Property and equipment consist of the following:

	December 31,
	2022	2023

Computers and peripheral equipment	$6,443	$6,784
Office furniture and equipment	2,205	2,322
Electronic equipment	225	232
Leasehold improvements	25,236	26,103
Capitalized internal-use software costs	8,289	9,147
Total property and equipment	42,398	44,588
Less: accumulated depreciation and amortization	(10,575)	(15,958)
Total property and equipment, net	$31,823	$28,630